Borrowings (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Long-Term Borrowings Composition
Long-Term Borrowings Composition

	As of
	March 31, 2023	December 31, 2022
5.550% senior notes due November 15, 2024	$1,000	$1,000
5.600% senior notes due November 15, 2025	1,500	1,500
5.650% senior notes due November 15, 2027	1,750	1,750
5.857% senior notes due March 15, 2030	1,250	1,250
5.905% senior notes due November 22, 2032	1,750	1,750
6.377% senior notes due November 22, 2052	1,000	1,000
Term Loan Facility	2,000	—
Other	33	38

Total principal debt issued	10,283	8,288

Less: Unamortized debt issuance costs and discounts	44	47
Less: Current portion of long-term borrowings	5	7

Long-term borrowings, net of current portion	$10,234	$8,234

Long-Term Borrowings Composition

	As of
	December 31, 2022	December 31, 2021
5.550% senior notes due November 15, 2024	$1,000	$—
5.600% senior notes due November 15, 2025	1,500	—
5.650% senior notes due November 15, 2027	1,750	—
5.857% senior notes due March 15, 2030	1,250	—
5.905% senior notes due November 22, 2032	1,750	—
6.377% senior notes due November 22, 2052	1,000	—
Other	38	37

Total principal debt issued	8,288	37

Less: Unamortized debt issuance costs and discounts	47	—
Less: Current portion of long-term borrowings	7	6

Long-term borrowings, net of current portion	$8,234	$31

Schedule of Maturities of Long-Term Debt	Scheduled maturities of long-term debt, excluding amortization of discounts and debt issuance costs, are as follows:

2023	$7
2024	1,025
2025	1,504
2026	2
2027	1,750
Thereafter	4,000

Total	$8,288